Note 5 - Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable	$ 100	$ 233	$ 196
Allowance for doubtful receivables	0	(112)	(112)
Total	$ 100	$ 121	$ 84